Reserves	12 Months Ended
Jan. 31, 2021
Disclosure of reserves within equity [abstract]
Reserves
26	Reserves

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Foreign currency translation reserve
Opening balance	118	(2,013)
Transfers in	(4,484)	2,131
Balance at the end of the year	(4,366)	118

Foreign currency translation reserve

Exchange differences arising on translation of the foreign controlled entity are recognised in other comprehensive income - foreign currency translation reserve. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.